Annual Total Returns [BarChart] - iShares iBonds Mar 2023 Term Corporate ETF - iShares iBonds Mar 2023 Term Corporate ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2014	8.55%
Annual Return 2015	0.64%
Annual Return 2016	5.55%
Annual Return 2017	4.02%
Annual Return 2018	(0.09%)
Annual Return 2019	7.88%
Annual Return 2020	4.20%